UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: September 30, 2009

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust Micro Cap Fund Annual Report September 30, 2009

Lotsoff Capital Management Investment Trust
Micro Cap Fund
September 30, 2009

Dear Shareholders:

We are pleased to present the annual report of the Lotsoff Capital Management Micro Cap Fund (the “Fund”) for the period ended September 30, 2009.  The table below illustrates the Fund’s performance relative to several broad market indexes over this period.

Total Returns as of September 30, 2009

	Six	Six	One	Five
	Months	Months	Year	Years	Annual
	Ended	Ended	Ended	Ended	Since
	3/31/09	9/30/09	9/30/09	9/30/09	Inception*
Micro Cap Fund	-44.13%	61.33%	-9.87%	-3.18%	-2.18%
Russell Microcap™ Index	-39.05%	51.06%	-7.93%	-0.41%	0.05%
Russell 2000® Index	-37.17%	43.95%	-9.55%	2.41%	3.15%
Standard & Poors 500® Index	-30.54%	34.02%	-6.91%	1.02%	2.10%
Annual Operating Expenses: 1.36%**

*	Inception Date: November 7, 2003
**	The Annual Operating Expense is reflective of the information disclosed in the Fund’s Prospectus dated January 30, 2009. The information may differ from the expense ratios disclosed in this report.

The performance data quoted represents past performance and past performance is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

The annual period ended September 30, 2009 is best characterized by two distinct six-month periods.  As we reported previously, the six-month period ended March 31, 2009 was marked by extreme losses in the market and the Fund, as turmoil and widespread fear of broad bank nationalization prevailed. Fortunately as fear abated, the Fund and the market as a whole recovered in dramatic fashion over the six-months ended September 30, 2009 as reflected in the table above.  While the Fund and market were down for the annual period, the losses are far less than the losses reported for the six-month period ended March 31, 2009.

The Fund’s performance for the six-month period ended September 30, 2009 was significantly higher than the Russell Microcap™ Index. The following table illustrates the Fund’s performance relative to the Russell Microcap™ Index.  As you can see nine out of the ten sectors added value over the index for the six-month period ended September 30, 2009, while the Fund underperformed in most sectors during the six-month period ended March 31, 2009.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Lotsoff Capital Management Micro Cap Fund versus Russell Microcap™ Index
Performance Attribution Twelve Months Ended September 30, 2009

	Six Months	Six Months	Annual Period
Active Return Effect By Sector	Ended 3/31/09	Ended 9/30/09	Ended 9/30/09
Energy	-0.6%	1.9%	0.6%
Materials	-0.4%	0.1%	-0.4%
Industrials	-1.0%	-0.4%	-1.9%
Consumer Discretionary	0.0%	0.0%	-0.2%
Consumer Staples	-0.6%	1.6%	0.4%
Healthcare	-0.1%	1.7%	0.4%
Financials	-2.6%	4.4%	-1.0%
Information Technology	0.4%	0.3%	0.1%
Telecomm. Services	-0.2%	0.1%	-0.1%
Utilities	-0.1%	0.4%	0.2%

The six-month period ended March 31, 2009 was marked by extreme turmoil in the market because of the breakdown in the financial system.  Fear prevailed regarding failure of banks and other financial institutions and the collateral impact on the economy.  Because of the uncertainties associated with the financial sector, and other economically sensitive sectors, many market participants abandoned these sectors entirely with the result that prices dipped below value. This fear-driven selling gave us the opportunity to improve significantly the Fund’s position in these sectors in anticipation of profiting when the uncertainties were resolved.  In the six-month period ended September 30, 2009, stocks began pricing with more fundamental reasoning which allowed very good performance relative to the index as shown in the table above.

Our stock selection methodology looks for companies that are undervalued based on the projected cash flows of the company over a long period of time combined with various indicators that the company is moving toward improving value.  The market environment has not been favorable for our strategy for a few years. The building up of the asset value bubble (real estate, stocks, commodities, etc.) and the subsequent meltdown was a period of distortion when viewed through the lens of economic rationality on which we base our decisions.  We believe that the events of the past few months have been sobering for investors and economic recovery will be slow.  However, we believe that these events have brought about more focus on the fundamental foundation of a stock’s value and more economic rationality in considering investments of all types.  We have adhered to our investment principles and, as we expected, as the debris clears and risk aversion abates our investment process is proving to be one that adds value.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and seeking to control risk to protect investors’ capital.  We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

Donald W. Reid, Ph. D.
Chief Investment Officer

This material is not authorized for use unless accompanied or preceded by a prospectus.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Index Comparison (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital
Management Micro Cap Fund, Russell 2000® Index*, and Russell Microcap™ Index*

Total returns**
For the periods ended September 30, 2009

			Average Annual
			Since Inception
	One Year	Five Year	(11/7/03 to 9/30/09)
Lotsoff Micro Cap Fund	-9.87%	-3.18%	-2.18%
Russell 2000® Index	-9.55%	2.41%	3.15%
Russell Microcap™ Index	-7.93%	-0.41%	0.05%

*
The Russell 2000® Index is comprised of the smallest 2,000 companies in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. companies based on market capitalization. The Russell Microcap™ Index includes the smallest 1,000 securities in the small-cap Russell 2000® Index plus the next 1,000 securities. All Indexes are unmanaged and returns include reinvested dividends.

**
The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder pays on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Investments by Sector (Unaudited)
(As a Percentage of Long-Term Investments)
September 30, 2009

Basic Materials	3.1%
Communications	9.7
Consumer, Cyclical	12.8
Consumer, Non-Cyclical	22.5
Diversified	0.2
Energy	4.0
Financial	21.6
Industrial	12.4
Miscellaneous	0.7
Technology	12.7
Utilities	0.3
Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009

Number
of Shares			Value
	COMMON STOCK	98.83%

	ADVERTISING	0.52%
15,000	APAC Customer Services, Inc.*		$88,650
5,600	inVentiv Health, Inc.*		93,688
			182,338

	AEROSPACE & DEFENSE	0.83%
7,620	Allied Defense Group, Inc.*		39,700
6,200	Astronics Corp.*		58,280
4,900	Herley Industries, Inc.*		63,945
5,000	Innovative Solutions & Support, Inc.*		25,050
10,300	LMI Aerospace, Inc.*		103,309
			290,284

	APPAREL	2.99%
11,800	G-III Apparel Group Ltd.*		166,970
144,100	Joe’s Jeans, Inc.*		99,429
5,300	Oxford Industries, Inc.		104,410
8,450	Perry Ellis International, Inc.*		135,538
21,100	Rocky Brands, Inc.*		130,187
3,500	Steven Madden Ltd.*		128,835
8,000	True Religion Apparel, Inc.*		207,440
20,600	Unifi, Inc.*		65,920
			1,038,729

	AUTO PARTS & EQUIPMENT	2.08%
5,200	ATC Technology Corp.*		102,752
5,500	Cooper Tire & Rubber Co.		96,690
6,172	Exide Technologies*		49,191
2,900	Fuel Systems Solutions, Inc.*		104,371
7,400	Modine Manufacturing Co.		68,598
20,775	Spartan Motors, Inc.		106,783
5,000	Strattec Security Corp.		71,300
7,300	Superior Industries International, Inc.		103,660
1,600	Wonder Auto Technology, Inc.*		19,200
			722,545

	BANKS	8.96%
5,300	1st Century Bancshares, Inc.*		21,730
22,500	Banco Latinoamericano de Exportaciones S.A. †		319,950
8,100	Bancorp, Inc.*		46,332
900	Bank of Marin Bancorp		28,197
3,500	Bank of the Ozarks, Inc.		92,855
7,500	Capital Bank Corp.		37,350
9,900	Center Financial Corp.		37,818
2,300	Central Valley Community Bancorp*		12,857

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	BANKS (continued)
5,000	Columbia Banking System, Inc.		$82,750
12,700	East West Bancorp, Inc.		105,410
17,500	First Busey Corp.		82,250
6,200	First Financial Bancorp		74,710
4,650	First of Long Island Corp.		123,644
12,400	FNB United Corp.		32,984
7,700	Heritage Oaks Bancorp*		53,900
5,400	Horizon Bancorp		94,500
18,400	Intervest Bancshares Corp.*		66,240
4,800	MB Financial, Inc.		100,656
13,800	MetroCorp Bancshares, Inc.		49,818
5,900	MidWestOne Financial Group, Inc.		53,100
3,200	New Century Bancorp, Inc.*		19,520
3,951	Northrim BanCorp, Inc.		60,253
18,000	Oriental Financial Group, Inc. †		228,600
3,400	Pacific Continental Corp.		35,802
13,133	Peoples Bancorp of North Carolina, Inc.		88,516
3,700	Pinnacle Financial Partners, Inc.*		47,027
29,600	Popular, Inc. †		83,768
7,917	Porter Bancorp, Inc.		129,047
32,385	Preferred Bank		105,575
1,100	Sandy Spring Bancorp, Inc.		17,908
6,800	Santander BanCorp* †		66,300
2,100	SCBT Financial Corp.		59,010
6,600	Seacoast Banking Corp. of Florida		16,632
34,900	South Financial Group, Inc.		51,303
1,500	Southside Bancshares, Inc.		33,780
14,900	Southwest Bancorp, Inc.		209,196
2,200	Sun Bancorp, Inc.*		11,616
6,278	Taylor Capital Group, Inc.*		41,435
5,300	Texas Capital Bancshares, Inc.*		89,252
10,000	United Community Banks, Inc.*		50,000
21,072	Virginia Commerce Bancorp*		84,077
2,500	Whitney Holding Corp.		23,850
6,600	Wilshire Bancorp, Inc.		48,444
			3,117,962
	BEVERAGES	0.20%
1,384	Central European Distribution Corp.*		45,340
800	Peet’s Coffee & Tea, Inc.*		22,584
			67,924

	BIOTECHNOLOGY	4.44%
10,300	Arena Pharmaceuticals, Inc.*		46,041
18,100	Ariad Pharmaceuticals, Inc.*		40,182
33,400	Arqule, Inc.*		151,636
12,700	Chelsea Therapeutics International, Inc.*		31,877

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	BIOTECHNOLOGY (continued)
21,900	Cytokinetics, Inc.*		$115,851
30,000	CytRx Corp.*		33,600
19,100	Dynavax Technologies Corp.*		34,762
4,800	Emergent Biosolutions, Inc.*		84,768
9,700	Enzon Pharmaceuticals, Inc.*		80,025
6,100	Geron Corp.*		40,016
2,300	Immunomedics, Inc.*		12,696
5,900	InterMune, Inc.*		93,987
14,700	Ligand Pharmaceuticals, Inc.*		33,957
4,400	Maxygen, Inc.*		29,436
4,300	Medicines Co.*		47,343
2,600	Momenta Pharmaceuticals, Inc.*		27,586
6,600	Nanosphere, Inc.*		47,256
11,500	NPS Pharmaceuticals, Inc.*		46,230
11,400	Seattle Genetics, Inc.*		159,942
8,000	Sequenom, Inc.*		25,840
82,800	SuperGen, Inc.*		221,076
27,100	Vical, Inc.*		115,446
31,600	XOMA Ltd.* †		25,596
			1,545,149

	BUILDING MATERIALS	1.10%
3,100	AAON, Inc.		62,248
8,700	Apogee Enterprises, Inc.		130,674
12,300	Comfort Systems USA, Inc.		142,557
5,300	LSI Industries, Inc.		35,245
6,300	U.S. Concrete, Inc.*		10,899
			381,623

	CHEMICALS	1.61%
3,900	American Pacific Corp.*		30,264
1,800	Balchem Corp.		47,340
1,600	Hawkins, Inc.		37,376
4,500	Innophos Holdings, Inc.		83,250
7,900	Innospec, Inc.		116,525
5,700	KMG Chemicals, Inc.		63,669
2,100	Penford Corp.		15,057
2,200	Quaker Chemical Corp.		48,246
600	Stepan Co.		36,048
12,300	Symyx Technologies, Inc.*		81,426
			559,201

	COMMERCIAL SERVICES	3.73%
2,800	Cornell Cos., Inc.*		62,832
1,800	CPI Corp.		22,446
13,600	Diamond Management & Technology Consultants, Inc.		93,160
4,700	Dollar Financial Corp.*		75,294

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	COMMERCIAL SERVICES (continued)
12,000	H&E Equipment Services, Inc.*		$135,960
7,300	Hill International, Inc.*		51,830
1,300	ICF International, Inc.*		39,416
3,700	Kendle International, Inc.*		61,864
6,400	Kenexa Corp.*		86,272
1,700	Lincoln Educational Services Corp.*		38,896
11,000	Medifast, Inc.*		238,920
17,600	On Assignment, Inc.*		102,960
18,700	PRG-Schultz International, Inc.*		104,720
6,100	StarTek, Inc.*		52,948
3,600	Steiner Leisure Ltd.* †		128,736
			1,296,254

	COMPUTERS	3.98%
14,000	BluePhoenix Solutions Ltd.* †		53,060
28,200	Ciber, Inc.*		112,800
15,200	Cogo Group, Inc.*		93,024
5,400	Cray, Inc.*		44,982
11,100	Dot Hill Systems Corp.*		19,314
3,600	Hutchinson Technology, Inc.*		25,560
5,000	iGate Corp.		42,900
22,900	LivePerson, Inc.*		115,416
38,300	Magma Design Automation, Inc.*		80,047
2,000	NCI, Inc.*		57,320
15,600	Ness Technologies, Inc.*		123,084
9,300	Netscout Systems, Inc.*		125,643
28,900	NetSol Technologies, Inc.*		27,735
6,700	Radiant Systems, Inc.*		71,958
9,800	Radisys Corp.*		85,162
11,700	Silicon Graphics International Corp.*		78,507
33,950	Silicon Storage Technology, Inc.*		82,159
10,700	Smart Modular Technologies WWH, Inc.* †		50,932
2,300	Stratasys, Inc.*		39,468
3,800	Super Micro Computer, Inc.*		32,148
2,800	TechTeam Global, Inc.*		23,800
			1,385,019

	COSMETICS/PERSONAL CARE	0.08%
2,200	Inter Parfums, Inc.		26,862

	DISTRIBUTION/WHOLESALE	0.47%
1,400	Core-Mark Holding Co., Inc.*		40,040
1,400	MWI Veterinary Supply, Inc.*		55,930
30,400	Navarre Corp.*		66,880
			162,850

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	DIVERSIFIED FINANCIAL SERVICES	2.35%
6,200	Asta Funding, Inc.		$46,872
6,100	BGC Partners, Inc.		26,108
7,900	Broadpoint Gleacher Securities, Inc.*		65,886
4,200	Calamos Asset Management, Inc.		54,852
25,000	Consumer Portfolio Services, Inc.*		30,000
6,300	JMP Group, Inc.		60,858
2,000	Marlin Business Services Corp.*		16,360
2,600	National Financial Partners Corp.*		22,672
5,300	Nelnet, Inc.*		65,932
5,000	Nicholas Financial, Inc.* †		34,800
3,900	Penson Worldwide, Inc.*		37,986
6,400	SANDERS MORRIS HARRIS GROUP, Inc.		37,824
2,800	Thomas Weisel Partners Group, Inc.*		14,952
7,600	TradeStation Group, Inc.*		61,940
9,600	World Acceptance Corp.*		242,016
			819,058

	ELECTRICAL COMPONENTS & EQUIPMENT	1.16%
10,500	Advanced Battery Technologies, Inc.*		45,570
3,200	Graham Corp.		49,760
4,700	Harbin Electric, Inc.*		79,336
8,600	Insteel Industries, Inc.		102,770
2,500	Powell Industries, Inc.*		95,975
4,900	Ultralife Corp.*		29,694
			403,105

	ELECTRONICS	2.70%
400	American Science & Engineering, Inc.		27,216
5,000	Analogic Corp.		185,100
2,800	Bel Fuse, Inc.		53,284
6,600	Electro Scientific Industries, Inc.*		88,374
7,700	Keithley Instruments, Inc.		42,658
5,800	LeCroy Corp.*		23,490
11,400	LoJack Corp.*		58,026
7,000	NAM TAI Electronics, Inc. †		37,800
900	NVE Corp.*		47,844
1,900	Orbotech Ltd.* †		17,965
4,500	OSI Systems, Inc.*		82,305
3,900	Rofin-Sinar Technologies, Inc.*		89,544
4,400	Spectrum Control, Inc.*		37,356
43,000	Sypris Solutions, Inc.		109,650
5,600	Zygo Corp.*		37,968
			938,580

	ENERGY - ALTERNATE SOURCES	0.34%
3,500	Comverge, Inc.*		42,735
3,200	Ocean Power Technologies, Inc.*		15,456

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	ENERGY - ALTERNATE SOURCES (continued)
69,400	Plug Power, Inc.*		$61,072
			119,263

	ENGINEERING & CONSTRUCTION	0.50%
2,200	Dycom Industries, Inc.*		27,060
600	Exponent, Inc.*		16,902
1,400	Michael Baker Corp.*		50,876
2,000	VSE Corp.		78,020
			172,858

	ENTERTAINMENT	0.90%
9,600	Carmike Cinemas, Inc.*		97,056
3,900	Rick’s Cabaret International, Inc.*		33,540
17,600	Shuffle Master, Inc.*		165,792
7,300	VCG Holding Corp.*		16,060
			312,448

	ENVIRONMENTAL CONTROL	0.63%
2,100	American Ecology Corp.		39,270
21,200	Ceco Environmental Corp.*		79,500
7,500	Rentech, Inc.*		12,150
19,100	Waste Services, Inc.*		88,242
			219,162

	FOOD	1.86%
13,200	B&G Foods, Inc.		108,108
9,500	Chiquita Brands International, Inc.*		153,520
1,800	Nash Finch Co.		49,212
4,400	Overhill Farms, Inc.*		26,620
7,700	Senomyx, Inc.*		31,031
28,800	Smart Balance, Inc.*		176,832
7,200	Spartan Stores, Inc.		101,736
			647,059

	FOREST PRODUCTS & PAPER	0.85%
6,300	Buckeye Technologies, Inc.*		67,599
5,000	KapStone Paper and Packaging Corp.*		40,700
1,400	Orchids Paper Products Co.*		28,000
2,200	Schweitzer-Mauduit International, Inc.		119,592
3,900	Wausau Paper Corp.		39,000
			294,891

	GAS	0.23%
1,200	Chesapeake Utilities Corp.		37,188
1,600	Delta Natural Gas Co., Inc.		42,400
			79,588

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	HEALTHCARE - PRODUCTS	2.99%
9,050	BioSphere Medical, Inc.*		$30,861
24,700	Caliper Life Sciences, Inc.*		69,654
10,223	Cardiac Science Corp.*		40,892
10,400	CardioNet, Inc.*		69,888
6,000	Cynosure, Inc.*		69,900
11,100	Home Diagnostics, Inc.*		75,036
3,200	Insulet Corp.*		35,936
1,700	Kensey Nash Corp.*		49,215
6,700	Micrus Endovascular Corp.*		86,765
7,100	Natus Medical, Inc.*		109,553
1,200	Orthofix International N.V.* †		35,268
11,900	Orthovita, Inc.*		52,241
3,900	Palomar Medical Technologies, Inc.*		63,219
3,800	SonoSite, Inc.*		100,548
8,200	Spectranetics Corp.*		52,562
8,800	Syneron Medical Ltd.* †		100,408
			1,041,946

	HEALTHCARE - SERVICES	3.24%
800	Air Methods Corp.*		26,056
23,275	Allied Healthcare International, Inc.*		65,170
3,800	Almost Family, Inc.*		113,050
5,700	American Dental Partners, Inc.*		79,800
10,900	Continucare Corp.*		32,918
900	Genoptix, Inc.*		31,302
4,800	Gentiva Health Services, Inc.*		120,048
6,000	Healthways, Inc.*		91,920
5,400	LHC Group, Inc.*		161,622
13,800	NovaMed, Inc.*		62,514
14,100	Odyssey HealthCare, Inc.*		176,250
2,500	RehabCare Group, Inc.*		54,225
6,700	Res-Care, Inc.*		95,207
1,100	U.S. Physical Therapy, Inc.*		16,577
			1,126,659

	HOLDING COMPANIES - DIVERSIFIED	0.20%
6,800	Compass Diversified Holdings		71,196

	HOME BUILDERS	0.34%
16,300	Orleans Homebuilders, Inc.*		49,715
18,300	Standard Pacific Corp.*		67,527
			117,242

	HOME FURNISHINGS	0.72%
14,000	Furniture Brands International, Inc.*		77,420
16,600	La-Z-Boy, Inc.		143,590

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	HOME FURNISHINGS (continued)
2,800	Stanley Furniture Co., Inc.		$29,036
			250,046

	HOUSEHOLD PRODUCTS/WARES	0.53%
4,700	Helen of Troy Ltd.* †		91,321
6,300	Kid Brands, Inc.*		39,060
7,500	Prestige Brands Holdings, Inc.*		52,800
			183,181

	INSURANCE	4.01%
15,000	American Equity Investment Life Holding Co.		105,300
4,600	American Physicians Service Group, Inc.		105,984
7,000	Amerisafe, Inc.*		120,750
27,000	Amtrust Financial Services, Inc.		308,070
18,200	CRM Holdings Ltd.* †		18,018
1,675	Life Partners Holdings, Inc.		29,983
43,800	Maiden Holdings Ltd. †		318,426
9,600	PMA Capital Corp.*		54,624
17,900	SeaBright Insurance Holdings, Inc.*		204,418
19,900	Specialty Underwriters’ Alliance, Inc.*		131,340
			1,396,913

	INTERNET	5.70%
23,300	1-800-Flowers.com, Inc.*		80,385
26,300	Art Technology Group, Inc.*		101,518
5,500	Bidz.com, Inc.*		19,140
8,200	Drugstore.Com, Inc.*		19,926
5,400	eResearchTechnology, Inc.*		37,800
11,400	Globalscape, Inc.*		20,976
5,900	GSI Commerce, Inc.*		113,929
49,100	Health Grades, Inc.*		243,045
47,000	HealthStream, Inc.*		208,680
5,800	Infospace, Inc.*		44,892
8,800	Internap Network Services Corp.*		28,248
6,500	Internet Capital Group, Inc.*		54,340
72,640	Inuvo, Inc.*		16,707
40,600	Ipass, Inc.*		56,028
4,000	Keynote Systems, Inc.*		37,720
6,200	Liquidity Services, Inc.*		63,984
13,700	Looksmart Ltd.*		15,892
9,100	Openwave Systems, Inc.*		23,660
10,300	PC-Tel, Inc.*		64,375
9,500	Perficient, Inc.*		78,565
6,200	RADVision Ltd.* †		54,932
13,000	S1 Corp.*		80,340
12,100	Saba Software, Inc.*		50,941
5,800	SonicWALL, Inc.*		48,720

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	INTERNET (continued)
10,100	Stamps.com, Inc.*		$93,425
4,600	TechTarget, Inc.*		26,220
12,710	TeleCommunication Systems, Inc.*		106,256
9,200	Terremark Worldwide, Inc.*		57,224
1,400	Vocus, Inc.*		29,246
15,000	Web.com Group, Inc.*		106,350
			1,983,464

	INVESTMENT MANAGEMENT COMPANIES	1.02%
27,400	KKR Financial Holdings LLC*		126,588
15,168	Patriot Capital Funding, Inc.		61,885
3,700	PennantPark Investment Corp.		30,007
7,900	Prospect Capital Corp.		84,609
10,599	TICC Capital Corp.		53,419
			356,508

	IRON/STEEL	0.12%
6,000	Material Sciences Corp.*		11,700
1,700	Universal Stainless & Alloy*		31,025
			42,725

	LEISURE TIME	0.44%
3,700	Arctic Cat, Inc.		26,122
26,800	GameTech International, Inc.*		46,364
16,000	Multimedia Games, Inc.*		81,920
			154,406

	LODGING	0.40%
35,500	Century Casinos, Inc.*		102,950
12,100	MTR Gaming Group, Inc.*		37,026
			139,976

	MACHINERY - DIVERSIFIED	2.27%
7,600	Alamo Group, Inc.		120,080
2,900	Columbus McKinnon Corp.*		43,935
40,800	Flow International Corp.*		105,672
7,200	Hurco Cos., Inc.*		122,976
8,000	Intevac, Inc.*		107,520
2,000	Key Technology, Inc.*		21,500
1,400	Middleby Corp.*		77,014
10,053	Tecumseh Products Co.*		118,525
5,800	Twin Disc, Inc.		72,326
			789,548

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	MEDIA	0.35%
2,500	Dolan Media Co.*		$29,975
12,000	Journal Communications, Inc.		44,160
22,900	New Frontier Media, Inc.*		49,235
			123,370

	METAL FABRICATE/HARDWARE	0.40%
2,800	Dynamic Materials Corp.		55,888
7,200	NN, Inc.*		33,408
1,500	Northwest Pipe Co.*		50,295
			139,591

	MINING	0.57%
7,600	Century Aluminum Co.*		71,060
2,200	Kaiser Aluminum Corp.		79,992
16,500	North American Palladium Ltd.* †		46,035
			197,087

	MISCELLANEOUS MANUFACTURING	1.44%
3,800	AZZ, Inc.*		152,646
2,800	Ceradyne, Inc.*		51,324
5,900	Deswell Industries, Inc. †		22,715
4,700	FreightCar America, Inc.		114,210
14,700	GP Strategies Corp.*		110,103
5,400	Synalloy Corp.		51,246
			502,244

	OIL & GAS	2.12%
5,600	ATP Oil & Gas Corp.*		100,184
10,700	Brigham Exploration Co.*		97,156
4,100	Carrizo Oil & Gas, Inc.*		100,409
24,400	Endeavour International Corp.*		29,524
7,900	Gastar Exploration Ltd.* †		38,078
3,700	GMX Resources, Inc.*		58,127
8,500	Gulfport Energy Corp.*		74,290
18,900	Petroquest Energy, Inc.*		122,661
7,000	Rex Energy Corp.*		58,450
13,000	Vaalco Energy, Inc.		59,800
			738,679

	OIL & GAS SERVICES	1.47%
600	Dawson Geophysical Co.*		16,428
7,400	Flotek Industries, Inc.*		15,244
3,300	Geokinetics, Inc.*		69,960
1,700	Gulf Island Fabrication, Inc.		31,858
8,600	Matrix Service Co.*		93,482
4,820	Mitcham Industries, Inc.*		29,884

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	OIL & GAS SERVICES (continued)
2,900	Natural Gas Services Group, Inc.*		$51,098
3,000	OYO Geospace Corp.*		77,490
5,100	T-3 Energy Services, Inc.*		100,470
3,500	Trico Marine Services, Inc.*		27,020
			512,934

	PACKAGING & CONTAINERS	0.06%
3,700	UFP Technologies, Inc.*		22,607

	PHARMACEUTICALS	5.36%
7,000	Acadia Pharmaceuticals, Inc.*		11,970
26,600	Adolor Corp.*		42,294
11,800	Allos Therapeutics, Inc.*		85,550
12,350	Animal Health International, Inc.*		26,182
22,200	Array Biopharma, Inc.*		52,836
16,100	Cardiome Pharma Corp.* †		69,713
9,000	Cypress Bioscience, Inc.*		73,530
14,400	Depomed, Inc.*		62,928
13,300	Dusa Pharmaceuticals, Inc.*		14,497
17,300	Dyax Corp.*		62,107
5,000	I-Flow Corp.*		56,950
15,400	Idenix Pharmaceuticals, Inc.*		47,586
8,300	Inspire Pharmaceuticals, Inc.*		43,326
11,200	ISTA Pharmaceuticals, Inc.*		49,952
30,500	Javelin Pharmaceuticals, Inc.*		59,475
3,300	Matrixx Initiatives, Inc.*		18,744
22,900	Myriad Pharmaceuticals, Inc.*		134,194
9,400	Nektar Therapeutics*		91,556
1,300	Neogen Corp.*		41,977
1,400	Obagi Medical Products, Inc.*		16,240
4,300	Omega Protein Corp.*		20,855
5,100	Orexigen Therapeutics, Inc.*		50,235
6,700	Pain Therapeutics, Inc.*		33,902
11,600	Penwest Pharmaceuticals Co.*		24,244
8,700	Poniard Pharmaceuticals, Inc.*		65,076
16,230	Progenics Pharmaceuticals, Inc.*		85,045
11,800	Questcor Pharmaceuticals, Inc.*		65,136
3,900	Rigel Pharmaceuticals, Inc.*		31,980
4,500	Salix Pharmaceuticals Ltd.*		95,670
3,100	Savient Pharmaceuticals, Inc.*		47,120
12,500	Spectrum Pharmaceuticals, Inc.*		84,125
15,600	Sucampo Pharmaceuticals, Inc.*		90,948
2,100	Taro Pharmaceuticals Industries Ltd.* †		19,320
8,600	Vivus, Inc.*		89,870
			1,865,133

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	REAL ESTATE INVESTMENT TRUSTS	2.80%
1,000	American Capital Agency Corp.		$28,450
34,000	Anworth Mortgage Asset Corp.		267,920
11,300	Arbor Realty Trust, Inc.		32,092
24,300	CAPLEASE, Inc.		97,929
15,100	Capstead Mortgage Corp.		210,041
9,400	Education Realty Trust, Inc.		55,742
22,500	FelCor Lodging Trust, Inc.		101,925
1,600	First Potomac Realty Trust		18,496
16,900	NorthStar Realty Finance Corp.		59,319
6,100	Pennsylvania Real Estate Investment Trust		46,421
4,000	Resource Capital Corp.		21,760
5,400	U-Store-It Trust		33,750
			973,845

	REAL ESTATE MANAGEMENT	0.17%
20,800	Thomas Properties Group, Inc.		60,112

	RETAIL	3.76%
12,600	ALLION HEALTHCARE, Inc.*		73,710
6,800	America’s Car-Mart, Inc.*		162,860
1,700	Buffalo Wild Wings, Inc.*		70,737
10,000	Build-A-Bear Workshop, Inc.*		48,700
5,300	Carrols Restaurant Group, Inc.*		40,068
7,400	CKE Restaurants, Inc.		77,626
9,200	Conn’s, Inc.*		103,868
17,500	Denny’s Corp.*		46,550
9,400	Ezcorp, Inc.*		128,404
2,400	First Cash Financial Services, Inc.*		41,112
8,400	HOT Topic, Inc.*		62,916
22,300	Jamba, Inc.*		41,478
4,300	Landry’s Restaurants, Inc.*		45,150
6,100	PetMed Express, Inc.		114,985
5,000	Retail Ventures, Inc.*		26,350
26,000	Ruth’s Hospitality Group, Inc.*		109,720
1,800	Shoe Carnival, Inc.*		27,756
1,300	Susser Holdings Corp.*		16,341
18,800	Wet Seal, Inc.*		71,064
			1,309,395

	SAVINGS & LOANS	2.19%
4,700	First Financial Holdings, Inc.		75,059
19,300	First Place Financial Corp.		56,935
3,100	Flushing Financial Corp.		35,340
5,100	Indiana Community Bancorp		45,543
3,200	NASB Financial, Inc.		84,160
10,900	Pulaski Financial Corp.		82,513
900	Teche Holding Co.		29,790

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	SAVINGS & LOANS (continued)
10,300	Territorial Bancorp, Inc.*		$161,504
10,400	Timberland Bancorp, Inc.		50,128
24,700	United Western Bancorp, Inc.		98,059
6,100	Waterstone Financial, Inc.*		30,866
500	WSFS Financial Corp.		13,320
			763,217

	SEMICONDUCTORS	4.40%
13,000	Advanced Analogic Technologies, Inc.*		51,610
3,800	Aetrium, Inc.*		8,398
22,300	Anadigics, Inc.*		105,033
7,600	AuthenTec, Inc.*		21,280
5,500	Cirrus Logic, Inc.*		30,580
11,300	DSP Group, Inc.*		91,982
4,500	Exar Corp.*		33,075
14,900	GSI Group, Inc.* †		11,173
13,600	GSI Technology, Inc.*		54,264
16,500	Ikanos Communications, Inc.*		38,445
13,781	Integrated Silicon Solution, Inc.*		51,817
11,200	Kulicke & Soffa Industries, Inc.*		67,536
40,400	Lattice Semiconductor Corp.*		90,900
20,834	Mattson Technology, Inc.*		58,752
7,900	Microtune, Inc.*		14,378
1,850	Monolithic Power Systems, Inc.*		43,382
9,400	O2Micro International Ltd. ADR* †		49,350
11,200	Pericom Semiconductor Corp.*		109,872
9,900	Photronics, Inc.*		46,926
8,600	Rudolph Technologies, Inc.*		63,640
4,300	Semitool, Inc.*		36,335
2,200	Sigma Designs, Inc.*		31,966
23,400	Silicon Image, Inc.*		56,862
5,400	Techwell, Inc.*		59,292
9,200	Virage Logic Corp.*		47,932
6,100	Volterra Semiconductor Corp.*		112,057
12,200	White Electronic Designs Corp.*		56,364
7,600	Zoran Corp.*		87,552
			1,530,753

	SOFTWARE	4.25%
14,900	Actuate Corp.*		86,122
7,000	American Reprographics Co.*		66,640
6,950	Bottomline Technologies, Inc.*		89,655
8,400	China Information Security Technology, Inc.*		46,536
3,600	China TransInfo Technology Corp.*		34,056
8,800	Corel Corp.* †		25,696
18,400	Descartes Systems Group, Inc.* †		98,440
6,000	Digi International, Inc.*		51,120

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	SOFTWARE (continued)
1,800	Ebix, Inc.*		$99,648
3,800	Evolving Systems, Inc.*		26,410
5,000	Interactive Intelligence, Inc.*		95,550
3,300	Omnicell, Inc.*		36,762
2,800	Opnet Technologies, Inc.		30,604
15,000	PDF Solutions, Inc.*		52,350
12,400	Peerless Systems Corp.*		28,148
5,200	Pervasive Software, Inc.*		25,740
8,200	QAD, Inc.		37,310
7,600	RightNow Technologies, Inc.*		109,744
6,000	Seachange International, Inc.*		45,000
9,700	Smith Micro Software, Inc.*		119,892
3,600	Taleo Corp.*		81,504
34,100	Trident Microsystems, Inc.*		88,319
3,300	Tyler Technologies, Inc.*		56,397
6,400	Ulticom, Inc.		18,560
3,800	Unica Corp.*		28,956
			1,479,159

	TELECOMMUNICATIONS	3.09%
13,400	8x8, Inc.*		11,792
26,500	Adaptec, Inc.*		88,510
3,500	Anaren, Inc.*		59,500
2,300	Applied Signal Technology, Inc.		53,521
1,200	Atlantic Tele-Network, Inc.		64,104
11,500	BigBand Networks, Inc.*		46,115
4,700	Consolidated Communications Holdings, Inc.		75,247
2,000	EMS Technologies, Inc.*		41,640
15,300	Exfo Electro Optical Engineering, Inc.* †		53,550
1,100	GeoEye, Inc.*		29,480
7,800	Globecomm Systems, Inc.*		56,706
9,500	Harmonic, Inc.*		63,460
14,800	Hypercom Corp.*		45,880
4,300	iPCS, Inc.*		74,820
2,600	Knology, Inc.*		25,350
4,500	Oplink Communications, Inc.*		65,340
15,600	Opnext, Inc.*		45,708
9,400	Performance Technologies, Inc.*		26,978
11,427	Symmetricom, Inc.*		59,192
6,900	Tollgrade Communications, Inc.*		44,712
8,500	Virgin Mobile USA, Inc.*		42,500
			1,074,105

	TOYS/GAMES/HOBBIES	0.61%
5,500	Jakks Pacific, Inc.*		78,760
17,700	Leapfrog Enterprises, Inc.*		72,747
4,200	RC2 Corp.*		59,850
			211,357

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Schedule of Investments
September 30, 2009 (continued)

Number
of Shares			Value
	TRANSPORTATION	1.25%
6,200	CAI International, Inc.*		$45,694
5,600	Dynamex, Inc.*		91,448
27,800	Express-1 Expedited Solutions, Inc.*		26,410
12,200	Frozen Food Express Industries		35,746
7,500	Horizon Lines, Inc.		47,625
7,290	OceanFreight, Inc. †		9,769
5,900	PAM Transportation Services, Inc.*		48,911
21,726	Paragon Shipping, Inc. †		92,118
10,974	Star Bulk Carriers Corp. †		38,189
			435,910

	WATER	0.05%
1,000	Consolidated Water Co., Inc. †		16,330

	TOTAL COMMON STOCK (Cost $37,944,027)		34,392,390

	EXCHANGE-TRADED FUNDS	0.74%
4,280	iShares Russell 2000 Index Fund		257,785

	TOTAL EXCHANGE-TRADED FUNDS (Cost $264,298)		257,785

	MONEY MARKET FUND	0.25%
86,101	Federated Prime Obligations Fund		86,101

	TOTAL MONEY MARKET FUND (Cost $86,101)		86,101

	TOTAL INVESTMENTS (Cost $38,294,426)	99.82%	34,736,276

	Other Assets less Liabilities	0.18%	61,435

	NET ASSETS	100.00%	$34,797,711

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Assets and Liabilities
September 30, 2009

ASSETS:
Investments at value (cost $38,294,426)	$34,736,276
Receivable for securities sold	193,162
Receivable for capital stock sold	20,256
Receivable for interest and dividends	28,859
Prepaid expenses	19,982

Total assets	34,998,535

LIABILITIES:
Payable for securities purchased	67,562
Payable for capital stock redeemed	25,048
Accrued investment advisory fees	27,022
Accrued legal fees	17,451
Accrued administration and accounting fees	7,397
Accrued trustees’ fees	8,733
Accrued expenses	47,611

Total liabilities	200,824

NET ASSETS	$34,797,711

NET ASSETS CONSIST OF:
Paid-in capital	$128,919,635
Accumulated net realized loss on investments	(90,563,774)
Net unrealized depreciation on investments	(3,558,150)

NET ASSETS	$34,797,711

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	4,938,915

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$7.05

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statement of Operations
For the Year Ended September 30, 2009

INVESTMENT INCOME:
Interest income	$1,056
Dividend income (net of $85 withholding tax)	454,313
Net securities lending income	85,407

Total investment income	540,776

EXPENSES:
Investment advisory fees	314,948
Administration and fund accounting fees	90,000
Custody fees	71,820
Legal fees	55,493
Audit and tax fees	26,296
Transfer agent fees and expenses	20,838
Federal and state registration fees	18,839
Trustees’ fees	17,645
Reports to shareholders	382
Miscellaneous	32,921

Total expenses	649,182

Net investment loss	(108,406)

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on investments	(44,749,936)
Change in net unrealized appreciation / (depreciation) on investments	28,463,409

Net realized and unrealized loss on investments	(16,286,527)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,394,933)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2009	September 30, 2008
OPERATIONS:
Net investment (loss)/income	$(108,406)	$14,377
Net realized loss on investments	(44,749,936)	(43,983,694)
Change in net unrealized appreciation/(depreciation)
on investments	28,463,409	(28,404,408)
Net decrease in net assets resulting from operations	(16,394,933)	(72,373,725)

DISTRIBUTIONS:
Net investment income	(88,208)	—
Net realized gains	—	(13,691,057)
Total distributions	(88,208)	(13,691,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,415,896	64,716,232
Reinvested distributions	88,208	13,664,598
Cost of shares redeemed	(31,353,244)	(229,575,068)
Net decrease from capital transactions	(19,849,140)	(151,194,238)

TOTAL DECREASE IN NET ASSETS	(36,332,281)	(237,259,020)

NET ASSETS:
Beginning of year	71,129,992	308,389,012

End of year	$34,797,711	$71,129,992

Undistributed net investment loss	$—	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	2,150,695	6,683,662
Reinvested distributions	16,866	1,381,658
Shares redeemed	(6,305,447)	(24,600,681)
Net decrease	(4,137,886)	(16,535,361)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund
Financial Highlights
For a Fund Share Outstanding
Throughout the Period

	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$7.84	$12.04	$11.90	$12.02	$10.32

Income from investment operations:
Net investment income/(loss)	(0.03)	— (1)	(0.02)	(0.05)	(0.09)
Net realized and unrealized
gain/(loss) on investments	(0.75)	(3.52)	1.09	0.57	2.06
Total from investment operations	(0.78)	(3.52)	1.07	0.52	1.97

Less distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—
Net realized gains	—	(0.68)	(0.93)	(0.64)	(0.27)
Net asset value, end of year	$7.05	$7.84	$12.04	$11.90	$12.02

Total return	(9.87)%	(30.40)%	8.94%	4.48%	19.19%

Supplemental data and ratios:
Net assets, end of year (in 000’s)	$34,798	$71,130	$308,389	$129,760	$83,912
Ratio of total expenses
to average net assets	1.96%	1.36%	1.19%	1.29%	1.44%
Ratio of net investment income/(loss)
to average net assets	(0.33)%	0.01%	(0.30)%	(0.56)%	(0.93)%
Portfolio turnover rate	98%	109%	82%	75%	72%

(1)	Less than $0.01.

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
September 30, 2009

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities  for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Short-term investments are stated at amortized cost, which approximates fair value.  If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements and Disclosures”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Fair Value Measurements and Disclosures applies to fair value measurements already required or permitted by existing standards.  Fair Value Measurements and Disclosures is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this statement relate to the definition of fair value measurements.  The Fund commenced complying with Fair Value Measurements and Disclosures in fiscal year 2009.  In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“Determining Fair Value”), effective for interim and annual periods ending after June 15, 2009.  Determining Fair Value expands existing fair value measurement disclosure to include a breakout of the current Fair Value Measurements and Disclosures chart to add category and/or security types.  The three broad levels of the hierarchy are described below:

Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
September 30, 2009 (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category and economic sector as of September 30, 2009:

Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,093,904	$—	$—	$1,093,904
Communications	3,363,277	—	—	3,363,277
Consumer, Cyclical	4,418,994	—	—	4,418,994
Consumer, Non-Cyclical	7,800,166	—	—	7,800,166
Diversified	71,196	—	—	71,196
Energy	1,370,876	—	—	1,370,876
Financial	7,487,615	—	—	7,487,615
Industrial	4,295,512	—	—	4,295,512
Technology	4,394,932	—	—	4,394,932
Utilities	95,918	—	—	95,918
Exchange Traded Funds	257,785	—	—	257,785
Money Market Fund	86,101	—	—	86,101
Total	$34,736,276	—	—	$34,736,276

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (investments below are equity securities):

Investment
in Securities
Beginning balance, October 1, 2008	$212,000
Total gains and losses (realized and unrealized)	(159,000)
Net purchases (sales)	(53,000)
Transfers in/(out) of Level 3	—
Ending balance September 30, 2009	$—

(b)
Securities Lending – The Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of September 30, 2009, there were no securities on loan by the Fund.

(c)
Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In June 2006, FASB released “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”). The Income Tax Statement addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
September 30, 2009 (continued)

particular jurisdiction).  The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund adopted the Income Tax Statement in fiscal year 2008.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of September 30, 2009.  Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009.  At September 30, 2009, the fiscal years 2005 through 2009 remain open to examination in the Fund’s major tax jurisdictions.

(d)
Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.  These reclassifications are due to differing treatment for items such as deferral of wash sales.

(e)
Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(f)
New Accounting Pronouncements – In March 2008, the FASB issued “Disclosure about Derivative Instruments and Hedging Activities” (“Derivative Instrument Disclosure”).  Derivative Instrument Disclosure is effective for fiscal years and interim periods beginning after November 15, 2008.  The Fund adopted Derivative Instrument Disclosure for the six month period on September 30, 2009.  Derivative Instrument Disclosure requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.  The Fund does not hold any derivative or hedging positions as of September 30, 2009.

3.	Related Party Transactions

The Trust has an agreement with Lotsoff Capital Management (the “Adviser”), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.95%. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Fund’s average daily net assets, the Adviser will reimburse the Fund for the amount of such excess. The Adviser made no reimbursements to the Fund during the year ended September 30, 2009.

The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Fund has entered into an agreement with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4.	Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the Fund for the year ended September 30, 2009, were as follows:

Purchases	$34,643,384
Sales	$54,576,467

5.	Federal Income Tax Information

At September 30, 2009, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Lotsoff Capital Management Investment Trust
Notes to Financial Statements
September 30, 2009 (continued)

Cost of Investments	$40,637,363
Gross Unrealized Appreciation	$5,283,802
Gross Unrealized Depreciation	(11,184,889)
Net Unrealized Appreciation/(Depreciation) on Investments	$(5,901,087)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2009, the Micro Cap Fund had accumulated capital loss carryforwards of $45,945,422 which will expire in the year 2017.  To the extent that the Fund realizes future net capital gains, those gains will be offset by its unused capital loss carryforward.

As of September 30, 2009, the Micro Cap Fund had $42,275,415 of post-October losses, which are deferred until October 1, 2009 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

The tax character of distributions paid during the fiscal year ended September 30, 2009 was as follows:

Distributions paid from:	2009	2008
Ordinary Income	$88,208	$8,179,475
Net Long-Term Capital Gains	—	5,511,582
Total Taxable Distributions	88,208	13,691,057
Total Distributions Paid	$88,208	$13,691,057

As of September 30, 2009, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-Term Capital Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(88,220,837)
Unrealized Appreciation/(Depreciation)	(5,901,087)
Total Accumulated Earnings/(Deficit)	$(94,121,924)

6.	Other

As of September 30, 2009, the Fund has a shareholder that holds 98.5% of the outstanding shares of the Fund.  A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients.  The Fund is offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Fund at any time.

7.	Subsequent Events

At a meeting of shareholders of the Fund held on October 30, 2009, shareholders voted to approve a new investment advisory agreement for the Fund.  The new investment advisory agreement was necessary as a result of a change in control of the Adviser which became effective September 1, 2009.  Under the change in control, Donald W. Reid and Joseph N. Pappo, Portfolio Managers of the Fund, now own a majority of the voting securities of the Adviser.  The Fund has evaluated subsequent events through November 25, 2009 and determined there were no other subsequent events.

Lotsoff Capital Management Investment Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lotsoff Capital Management Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lotsoff Capital Management Micro Cap Fund (the “Fund”) (the only portfolio within Lotsoff Capital Management Investment Trust), as of September 30, 2009, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lotsoff Capital Management Micro Cap Fund as of September 30, 2009, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
November 25, 2009

Lotsoff Capital Management Investment Trust
Tax Information
For the Year Ended September 30, 2009 (Unaudited)

100% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2009, are eligible for the corporate dividends received deduction for the Fund.

100% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2009, are designated as qualified individual income for the Fund.

Lotsoff Capital Management Investment Trust
Expense Example
For the Six Month Period Ended September 30, 2009 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	April 1, 2009	September 30, 2009	September 30, 2009(1)
Actual Example	$1,000.00	$1,613.30	$13.76
Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,014.50	10.61

(1)	Expenses are equal to the Fund’s annualized expense ratio of 2.10% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Approval of Continuation of Investment Advisory Agreement

At a meeting held on August 20, 2009 the Board of Trustees approved a new investment advisory agreement between Lotsoff Capital Management LLC (the “Adviser”) and the Micro Cap Fund (the “Fund”).  The new investment advisory agreement was necessary as a result of a change in control of the Adviser which became effective September 1, 2009.  Subsequent to the Board of Trustees’ approval, shareholders of the Fund also unanimously voted to approve the new investment advisory agreement.  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund. The Trustees concluded that the Adviser was providing essential services to the Fund.

The Board discussed the Fund’s performance and reviewed the comparison of the Fund’s performance to benchmark indices over various periods of time, concluding that the performance of the Fund warranted the approval of the new agreement.  The Board noted that in addition to the absolute performance of the Fund, the Fund adheres to its stated investment style.

The Board reviewed the advisory fees payable by the Fund.  They considered the revenues realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Fund.  They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Fund, but does receive research used in its management of the Fund and the assets of its other investment advisory accounts.  The Board determined that the profits realized by the Adviser from its relationship with the Fund were reasonable and not excessive.

The Board reviewed reports prepared by the Fund’s administrator comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Fund and the expense ratio of the Fund were in the range of comparable mutual funds.  The Board also reviewed a report indicating that the Adviser was not realizing economies of scale that would make breakpoints appropriate in its management of the Fund and was unlikely to do so in the future.

Finally, the Board also considered that the Adviser has been investment adviser to the Fund since its inception and that the change in control of the Adviser would not change the way in which the Adviser manages the Fund.

Lotsoff Capital Management Investment Trust
Other Information (Unaudited)

Results of Shareholder Meeting

A special meeting of shareholders of the Trust was held on October 30, 2009.

The sole matter voted on by the shareholders of record as of August 31, 2009 (the “Record Date”) was the approval of a new investment advisory agreement for the Fund. The number of shares outstanding for the Fund as of the Record Date was 5,038,986.

With respect to the proposal to approve the new investment advisory agreement for each of the Fund, the results of the vote were as follows:

FOR	AGAINST	ABSTAIN
5,033,407	0	0

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2009 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Lotsoff Capital Management Investment Trust
Trustee and Officer Information (Unaudited)

				Number of
				Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held	Length of	Principal Occupation(s)	Fund	Held by
Name, Address and Age	with Trust	Time Served	During Past 5 Years	Complex	Trustee

Independent Trustees

Margaret A. Cartier, CPA	Trustee	Served	Managing Director of	1	None
20 North Clark Street		since	American Express Tax and
34th Floor		2003	Business Services from
Chicago, Illinois 60602			1999 to January 2003;
Age: 64			Partner at Altschuler,
			Melvoin and Glasser LLP
			from 1971 to 2002;
			retired January 2003.

Jack Forstadt	Trustee	Served	Adjunct Professor at Lake	1	None
20 North Clark Street		since	Forest Graduate School of
34th Floor		2003	Management since 2000;
Chicago, Illinois 60602			Member and Partner at
Age: 64			PricewaterhouseCoopers
			from 1967 to 2000.

DeVerille A. Huston	Trustee	Served	Partner, Sidley, Austin LLP;	1	None
20 North Clark Street		since	retired July 2002.
34th Floor		2004
Chicago, Illinois 60602
Age: 62

Lotsoff Capital Management Investment Trust
Trustee and Officer Information (Unaudited)
(continued)

Number of
Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held	Length of	Principal Occupation(s)	Fund	Held by
Name, Address and Age	with Trust	Time Served	During Past 5 Years	Complex	Trustee

Interested Trustees and Officers

Seymour N. Lotsoff, CFA(2)	President	Served	Founder of Lotsoff Capital	1	None
20 North Clark Street	and	since	Management since 1981.
34th Floor	Trustee	2003
Chicago, Illinois 60602
Age: 71

Margaret M. Baer	Secretary,	Served	Chief Administrative	N/A	N/A
20 North Clark Street	Treasurer	since	Officer of Lotsoff Capital
34th Floor	and Chief	2003(3)	Management since 1992.
Chicago, Illinois 60602	Compliance
Age: 41	Officer

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Mr. Lotsoff is considered an interested Trustee of the Trust within the meaning of the Investment Company Act of 1940 because of his affiliation with the Adviser.
(3)	Ms. Baer was appointed Secretary and Treasurer of the Trust in 2003 and elected Chief Compliance Officer on October 12, 2007.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

UMB Distribution Services, LLC, Distributor P.O. Box 1181 Milwaukee, WI 53201-1181 877.568.7633

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Code is filed as an exhibit to this Form N-CSR.  During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below (note that as of September 30, 2009, the Micro Cap Fund was the sole fund in the Trust, as a result 2008 amounts have been restated to include amounts directly related to the Micro Cap Fund).

(a) Audit Fees.
Fiscal year ended September 30, 2008	$21,800
Fiscal year ended September 30, 2009	$22,900

(b) Audit-Related Fees.
None.

(c) Tax Fees.
Fiscal year ended September 30, 2008	$3,305
Fiscal year ended September 30, 2009	$3,705

(d) All Other Fees.
None.

(e)           (1) The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2008-2009, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders
As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:           /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:       December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:       December 4, 2009

By:           /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:       December 4, 2009